                       The Metzler/Payden Investment Group
                             333 South Grand Avenue
                          Los Angeles, California 90071
                            Telephone (213) 625-1900

                                  March 4, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

               Re:    The Metzler/Payden Investment Group
                      Rule 497(j) Certification

                      File Nos. 811-21085, 333-87684
                      CIK No. 0001172072

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), I, on behalf of The Metzler/Payden Investment Group (the "Group"), hereby certify as follows:

         1. This certification is made in lieu of making a filing under Rule 497(b) or (c) of the 1933 Act;

         2. The form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this Rule 497 do not differ from that contained in the most recent Post-Effective Amendment, No. 5, to the Group's Registration Statement, No. 333-87684, effective February 28, 2005; and

         3. The text of the most recent Post-Effective Amendment, No. 5, to the Group's Registration Statement, No. 333-87684 was filed electronically.

         If you have any questions concerning the foregoing, please telephone me at the number set forth above.

                                    Very truly yours,

                                    The Metzler/Payden Investment Group

                                    s/Edward S. Garlock

                                    Edward S. Garlock
                                    Secretary